BOND FUND SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

		Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 94.3%					$1,209,456,540
(COST $1,442,090,993)

Asset-Backed Securities - 17.9%					229,643,536
AASET Trust, Series 2018-2A A (h)		4.454	11/18/38	324,597	286,676
AASET Trust, Series 2022-1A A (h)		6.000	05/16/47	5,982,672	5,877,557
American Airlines, Series 2017-1 A		4.000	08/15/30	208,025	190,924
Aqua Finance Trust, Series 2017-A C (h)		8.350	11/15/35	1,750,000	1,743,219
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)		4.213	12/16/41	3,594,787	3,513,905
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)		5.682	12/16/41	929,136	815,317
Business Jet Securities, LLC, Series 2022-1A A (h)		4.455	06/15/37	5,288,852	5,109,076
Business Jet Securities, LLC, Series 2022-1A B (h)		5.192	06/15/37	755,550	697,886
Castle Aircraft Securitization Trust, Series 2019-1A A (h)		3.967	04/15/39	2,823,778	2,541,554
Castle Aircraft Securitization Trust, Series 2021-1A B (h)		6.656	01/15/46	1,915,392	1,781,481
Centerline Logistics Corp., Series CLC 2023-1 A2 (h)		9.750	12/15/27	7,808,218	7,749,959
Coinstar Funding, LLC, Series 2017-1A A2 (h)		5.216	04/25/47	26,385,088	23,025,327
DCAL Aviation Finance Ltd., Series 2015-1A A1 (c)(f)(h)		6.213	02/15/40	882,737	593,097
ECAF I Ltd., Series 2015-1A A2 (h)(i)		4.947	06/15/40	7,309,134	4,969,948
ECAF I Ltd., Series 2015-1A B1 (h)		5.802	06/15/40	19,177,362	4,890,227
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)		5.193	12/15/44	2,888,439	2,382,041
HOA Funding LLC, Series 2021-1A A2 (h)		4.723	08/20/51	12,675,000	9,789,122
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)(i)		5.270	12/15/38	2,702,399	1,513,289
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)		3.721	07/15/39	2,943,610	2,633,281
Icon Brand Holdings LLC, Series 2012-1A A (h)		4.229	01/25/43	7,009,399	2,803,760
JOL Air Limited, Series 2019-1 B (h)		4.948	04/15/44	822,059	637,041
KDAC Aviation Finance Ltd., Series 2017-1A A (h)		4.212	12/15/42	2,079,877	1,788,839
KDAC Aviation Finance Ltd., Series 2017-1A B (h)		5.926	12/15/42	17,132,629	10,159,686
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)		4.250	12/15/38	1,385,742	1,237,853
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)		5.500	12/15/38	2,521,148	1,779,033
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)		5.682	01/15/42	33,166,314	21,197,656
MACH 1 Cayman Ltd., Series 2019-1 B (h)		4.335	10/15/39	4,341,879	3,111,101
MAPS Ltd., Series 2018-1A B (h)		5.193	05/15/43	455,260	352,781
ME Funding, LLC, Series 2019-1 A2 (h)		6.448	07/30/49	22,022,500	21,910,520
Merlin Aviation Holdings DAC, Series 2016-1 A (h)		4.500	12/15/32	1,919,391	1,680,591
Merlin Aviation Holdings DAC, Series 2016-1 B (f)(h)		6.500	12/15/32	1,126,112	757,873
METAL LLC, Series 2017-1 A (h)		4.581	10/15/42	13,550,719	8,470,825
METAL LLC, Series 2017-1 B (h)		6.500	10/15/42	26,657,035	10,742,708
Mosaic Solar Loans, LLC, Series 2017-2A C (h)		2.000	06/22/43	49,930	49,330
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)		4.948	06/15/44	1,419,643	1,054,026
Project Silver, Series 2019-1 A (h)		3.967	07/15/44	4,119,734	3,548,410
PROP Limited, Series 2017-1 B (h)(i)		6.900	03/15/42	3,836,109	1,438,541
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)(i)		5.926	03/15/40	5,301,177	3,181,024
SMB Private Education Loan Trust, Series 2014-A C (h)		4.500	09/15/45	7,000,000	5,997,328
Sprite Limited, Series 2021-1 A (h)		3.750	11/15/46	7,131,807	6,625,231
Sprite Limited, Series 2021-1 B (h)		5.100	11/15/46	3,653,737	3,170,274
TGIF Funding LLC, Series 2017-1A A2 (h)		6.202	04/30/47	23,158,426	21,903,239
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)		4.212	05/17/32	458,811	426,738
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)		5.750	05/17/32	4,738,607	4,097,620
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)		4.750	11/15/39	4,314,678	2,588,850
United Air Lines, Series 2020-1 A		5.875	04/15/29	2,994,854	3,022,621
WAVE Trust, Series 2017-1A A (h)		3.844	11/15/42	1,608,237	1,365,721
Willis Engine Structured Trust IV, Series 2018-A A (h)		4.750	09/15/43	4,740,200	4,440,430

Commercial Mortgage-Backed Securities - 17.1%					219,196,680
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)		3.375	03/12/36	3,000,000	2,572,257
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 times (TSFR1M + 1.26448%), floor 1.150%) (d)(h)		6.582	06/15/31	5,608,848	5,608,436
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)		4.458	11/10/48	7,000,000	5,357,426
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)		4.746	02/10/49	5,000,000	3,538,765
COMM Mortgage Trust, Series 2012-CR4 AM		3.251	10/15/45	3,000,000	2,592,759
COMM Mortgage Trust, Series 2014-CR16 C (d)		4.899	04/10/47	5,000,000	4,651,625
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(h)		4.684	08/10/47	9,740,000	5,317,398
COMM Mortgage Trust, Series 2014-UBS5 B		4.514	09/10/47	3,270,000	3,114,675
COMM Mortgage Trust, Series 2014-UBS5 C (d)		4.589	09/10/47	6,500,000	5,895,661
COMM Mortgage Trust, Series 2015-DC1 C (d)		4.274	02/10/48	540,000	464,400
COMM Mortgage Trust, Series 2015-PC1 D (d)		4.285	07/10/50	2,500,000	2,176,680
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)		4.425	12/15/49	3,000,000	2,289,406
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)		4.249	04/15/50	1,780,000	1,560,814
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)		4.174	06/15/57	5,000,000	4,658,242
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)		4.174	06/15/57	3,579,000	3,122,189
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)		4.100	08/15/48	3,905,000	3,583,032
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)		3.350	08/15/48	5,795,000	3,606,909
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)		4.452	05/10/44	7,476,810	6,384,658
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)		4.928	05/10/44	4,197,000	2,784,970
GS Mortgage Securities Trust, Series 2014-GC24 B (d)		4.500	09/10/47	4,340,000	4,002,623
GS Mortgage Securities Trust, Series 2018-3PCK A (1 times (TSFR1M + 2.06448%), floor 1.950%) (d)(h)		7.132	09/15/31	2,646,747	2,634,511
HMH Trust, Series 2017-NSS A (h)		3.062	07/05/31	5,850,000	5,083,665
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)		5.013	02/15/46	3,481,580	3,290,732
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)		5.360	02/15/46	9,250,000	8,164,056
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)		3.772	12/15/47	2,403,379	2,199,092
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(f)(h)		4.481	07/15/47	5,000,000	3,110,508
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)		3.959	07/15/45	4,040,394	3,575,680
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)		4.111	08/15/46	4,380,151	4,023,319
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)		4.694	02/15/47	5,060,000	4,474,512
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(h)		4.561	09/15/47	4,966,000	2,883,821
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B		4.116	11/15/47	10,400,000	9,212,582
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)		4.133	10/15/48	5,496,426	5,065,829
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B		4.389	11/15/48	500,000	413,318
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)		3.942	07/15/46	92,954	89,144
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)		3.942	07/15/46	2,750,000	2,255,588
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)		4.077	08/15/46	4,952,167	4,387,090
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)		6.049	10/15/46	2,110,000	1,947,926
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)		4.787	06/15/47	7,015,936	5,996,847
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)		4.120	03/15/48	8,000,000	6,334,298
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)		4.193	04/15/48	5,000,000	3,368,127
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)		5.212	06/15/44	511,453	474,884
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)		4.559	12/15/48	6,500,000	5,510,840
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)		4.126	12/15/49	5,000,000	3,291,728
Morgan Stanley Capital I Trust, Series 2019-BPR A (1 times (TSFR1M +1.992%), floor 1.900%) (d)(h)		7.321	05/15/36	5,373,478	5,315,357
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS		4.020	08/15/50	1,035,000	1,023,310
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C		3.894	02/15/48	6,982,500	5,997,270
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)		4.594	11/15/48	5,000,000	4,586,586
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D		3.852	11/15/48	5,189,370	3,995,812
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)		4.540	09/15/58	800,000	770,556
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)		4.452	09/15/48	5,000,000	4,501,373
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)		4.115	11/15/59	3,000,000	2,344,570
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 times (TSFR1M + 0.921%), floor 0.875%) (d)(h)		6.239	12/15/34	1,625,000	1,546,408
WFRBS Commercial Mortgage Trust, Series 2012-C10 B		3.744	12/15/45	1,214,492	1,073,420
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)		4.331	12/15/45	7,000,000	5,015,493
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)		3.837	06/15/46	1,500,000	1,286,080
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)		4.189	08/15/46	3,800,000	3,189,157
WFRBS Commercial Mortgage Trust, Series 2014-C19 C		4.646	03/15/47	6,000,000	5,908,195
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)		4.513	05/15/47	4,500,000	2,370,556
WFRBS Commercial Mortgage Trust, Series 2014-C21 C		4.234	08/15/47	3,000,000	2,730,497
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)		3.497	08/15/47	5,000,000	3,934,839
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)		3.516	06/05/35	2,900,000	2,536,179

Convertible Bonds - 0.0% ^					100,000
FedNat Holding Co. (e)(f)(h)(i)(j)		5.000	04/19/26	5,000,000	100,000

Corporate Bonds - 56.0%					718,659,883
3M Co.		2.650	04/15/25	500,000	483,967
A10 Capital, LLC (h)		5.875	08/17/26	5,000,000	4,727,122
A10 Capital, LLC (h)		5.875	08/17/26	1,500,000	1,418,137
ACRES Commercial Realty Corp.		5.750	08/15/26	8,000,000	7,548,797
Aircastle Ltd.		4.125	05/01/24	2,390,000	2,382,240
Alexandria Real Estate Equities, Inc.		4.700	07/01/30	1,100,000	1,057,205
Amerant Bancorp Inc.		5.750	06/30/25	10,000,000	9,671,414
American Coastal Insurance Corp. (k)		7.250	12/15/27	2,250,000	2,002,500
AOL Time Warner Inc.		7.625	04/15/31	897,000	958,313
Arbor Realty Trust, Inc. (h)		5.750	04/01/24	10,000,000	9,983,509
Arbor Realty Trust, Inc. (h)		4.750	10/15/24	10,000,000	9,810,002
Arbor Realty Trust, Inc.		4.750	10/15/24	1,000,000	981,000
Arena Finance II LLC (h)		6.750	09/30/25	2,000,000	1,900,000
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)		8.026	12/15/66	28,606,000	27,101,425
AT&T Inc.		7.700	05/01/32	1,000,000	1,145,496
Avnet, Inc.		5.500	06/01/32	1,179,000	1,130,383
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)		4.875	10/01/30	8,000,000	7,180,000
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(g)		6.046	03/18/24	1,950,000	1,540,500
Banc of California, Inc. (4.375% to 10/30/25, then TSFR3M + 4.195%) (d)		4.375	10/30/30	12,500,000	10,863,305
Bank of America Corp. (TSFR3M + 3.39661%) (d)(g)		8.774	04/01/24	2,500,000	2,517,435
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)		0.000	11/19/30	671,000	498,582
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)		4.800	08/25/24	6,977,000	6,749,191
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)		3.700	03/20/26	1,000,000	938,575
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then TSFR3M + 4.335%) (d)(h)		5.625	10/15/29	3,000,000	2,697,869
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)		5.250	09/15/30	8,460,000	7,132,288
BCB Bancorp, Inc. (TSFR3M + 2.98161%) (d)(h)		8.288	08/01/28	9,000,000	8,730,044
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)		5.625	06/25/30	10,000,000	9,469,912
Brandywine Operating Partnership, L.P.		3.950	11/15/27	3,000,000	2,636,033
Brandywine Operating Partnership, L.P. (k)		7.800	03/15/28	533,000	528,001
Brandywine Operating Partnership, L.P.		4.550	10/01/29	300,000	250,282
Broadmark Realty Capital Inc. (h)		5.000	11/15/26	5,000,000	4,636,975
Brunswick Corp.		2.400	08/18/31	300,000	236,094
Brunswick Corp.		4.400	09/15/32	500,000	445,335
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)		6.000	07/01/30	12,000,000	11,245,941
Carrington Holding Co., LLC (h)		8.000	01/01/26	10,000,000	9,900,000
CDW LLC / CDW Finance Corp.		3.569	12/01/31	550,000	477,351
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)		4.750	09/30/31	7,000,000	5,989,665
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)		0.000	07/09/28	740,000	587,290
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)		0.000	11/15/28	245,000	199,590
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)		0.000	12/23/29	1,152,000	863,528
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)		0.000	11/19/30	727,000	538,575
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)		0.000	07/09/33	1,394,000	934,104
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)		0.000	12/20/33	2,863,000	1,881,921
Citigroup, Inc. (TSFR3M + 0.81161%) (d)		6.135	08/25/36	868,000	745,929
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (d)		5.332	08/25/33	8,000,000	7,139,084
Comerica Inc.		4.000	02/01/29	2,000,000	1,797,084
Concentrix Corp.		6.850	08/02/33	2,000,000	1,955,362
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)		5.750	12/01/29	5,000,000	4,770,703
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)		5.750	06/15/30	7,780,000	7,234,405
Crown Capital Holdings LLC (h)		12.500	01/15/25	7,000,000	7,003,786
Darden Restaurants, Inc.		6.300	10/10/33	575,000	600,109
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)		8.416	06/01/67	8,538,000	8,316,508
EverBank Financial Corp. (TSFR3M + 4.96561%) (d)		10.350	03/15/26	4,000,000	3,887,782
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)		7.954	05/01/67	17,705,000	15,237,340
F&M Financial Services Corp. (5.950% to 09/15/24, then TSFR3M + 4.840%) (d)(h)		5.950	09/15/29	9,000,000	8,555,791
FedNat Holding Co. (e)(f)(i)(j)		7.750	03/15/29	17,000,000	340,000
Fidelity Federal Bancorp (3 month LIBOR + 3.790%, floor 0.000%) (d)(h)		9.366	10/15/28	6,500,000	6,468,090
Fidelity Federal Bancorp (6.000% to 11/01/24, then TSFR3M + 4.650%) (d)(h)		6.000	11/01/29	7,000,000	6,724,369
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(g)		8.721	04/01/24	7,748,000	7,528,556
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)		5.250	05/15/30	3,000,000	2,883,145
Flex Ltd.		4.750	06/15/25	1,000,000	988,111
FMC Corp.		5.150	05/18/26	825,000	813,414
FNB Corp.		4.875	10/02/25	2,000,000	1,915,449
FPL Group, Inc. (TSFR3M + 2.32911%) (d)		7.659	10/01/66	9,285,000	8,836,115
Great Ajax Operating Partnership L.P. (h)		8.875	09/01/27	3,500,000	3,303,964
Hallmark Financial Services, Inc. (e)(f)		6.250	08/15/29	13,000,000	2,145,000
Hasbro, Inc.		3.550	11/19/26	250,000	237,297
HCA Inc.		7.500	11/06/33	1,562,000	1,738,622
Highwoods Realty L.P.		3.050	02/15/30	1,009,000	846,180
Highwoods Realty L.P.		7.650	02/01/34	1,000,000	1,071,742
Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)		5.750	05/15/30	8,000,000	7,770,398
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)		5.625	07/01/30	6,750,000	5,927,999
Host Hotels & Resorts LP		3.875	04/01/24	1,029,000	1,027,125
Howard Bancorp Inc. (TSFR3M + 3.28161%) (d)(h)		8.645	12/06/28	3,000,000	2,910,177
Huntington Ingalls Industries, Inc.		2.043	08/16/28	2,000,000	1,737,730
IIP Operating Partnership, LP		5.500	05/25/26	3,619,000	3,413,525
Independent Bank Group, Inc. (4.000% to 09/15/25, then TSFR3M + 3.885%) (d)		4.000	09/15/30	2,000,000	1,865,913
JPMorgan Chase & Co. (4.000% to 04/01/25, then TSFR3M + 2.745%) (d)(g)		4.000	04/01/25	5,000,000	4,766,303
KeyBank N.A.		4.900	08/08/32	7,000,000	6,137,515
Lincoln National Corp. (TSFR3M + 2.61911%) (d)		7.938	05/17/66	29,378,000	22,635,749
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)		7.619	04/20/67	25,384,000	18,676,278
LKQ Corp.		6.250	06/15/33	1,125,000	1,155,506
Manufacturers & Traders Trust Co.		5.400	11/21/25	1,000,000	990,259
Medallion Financial Corp. (h)		9.250	09/30/28	5,000,000	5,000,000
Meridian Corp. (5.375% to 12/30/24, then TSFR3M + 3.950%) (d)		5.375	12/30/29	10,000,000	9,068,159
Midland States Bancorp, Inc. (5.000% to 09/30/24, then TSFR3M + 3.610%) (d)		5.000	09/30/29	5,500,000	4,935,876
Minnwest Corp. (3 month LIBOR + 2.980%) (d)(h)		8.556	07/15/28	6,000,000	5,882,212
New York Mortgage Trust, Inc.		5.750	04/30/26	5,000,000	4,623,877
Newport Realty Trust, Inc. (h)		6.250	12/01/24	10,000,000	9,650,000
Newport Realty Trust, Inc.		6.250	12/01/24	1,000,000	965,000
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(h)		10.177	09/30/27	5,000,000	4,851,662
Nexpoint Real Estate Finance, Inc.		5.750	05/01/26	9,000,000	8,207,545
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then TSFR3M + 4.905%) (d)(h)		6.000	09/30/29	5,000,000	4,824,467
Northpointe Bank (TSFR3M + 4.02661%) (d)(h)		9.357	10/01/28	5,000,000	4,881,043
OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)		5.250	05/15/30	6,000,000	5,768,647
Office Properties Income Trust		4.500	02/01/25	100,000	80,969
Omega Healthcare Investors, Inc.		3.625	10/01/29	1,150,000	1,009,226
Omega Healthcare Investors, Inc.		3.375	02/01/31	550,000	462,829
Omega Healthcare Investors, Inc.		3.250	04/15/33	500,000	397,995
Orrstown Financial Services, Inc. (3 month LIBOR + 3.160%) (d)		8.752	12/30/28	1,750,000	1,605,006
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)		5.375	06/15/30	5,000,000	4,795,127
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)		6.000	03/31/30	10,000,000	9,637,244
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)		5.500	10/15/30	9,650,000	7,939,885
PCAP Holdings LP (h)		6.500	07/15/28	10,000,000	8,902,385
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (d)		3.500	12/30/30	3,000,000	2,591,243
Pedcor Bancorp (3 month LIBOR + 4.600%, floor 0.000%) (d)(h)		10.169	02/15/29	3,000,000	2,939,899
Pelorus Fund REIT LLC (h)		7.000	09/30/26	5,000,000	4,780,615
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)		4.125	09/15/29	5,000,000	4,802,946
Post Brothers Holdings LLC (h)		9.000	08/18/25	5,000,000	4,908,836
Ready Capital Corp.		6.125	04/30/25	5,000,000	4,895,409
Ready Capital Corp.		5.500	12/30/28	10,000,000	8,550,356
ReadyCap Holdings, LLC (h)		4.500	10/20/26	10,000,000	9,214,435
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)		8.311	12/15/65	28,629,000	26,839,699
Reliant Bancorp Inc. (5.125% to 12/15/24, then TSFR3M + 3.765%) (d)		5.125	12/15/29	13,000,000	12,315,754
Sabra Health Care LP		3.200	12/01/31	450,000	364,615
SCRE Intermediate Holdco, LLC (h)		6.500	02/15/27	8,000,000	7,536,810
Scripps Networks Interactive, Inc.		3.950	06/15/25	491,000	465,961
Signature Bank New York (e)(f)		4.000	10/15/30	4,295,000	2,115,288
South Street Securities Funding LLC (h)		6.250	12/30/26	5,000,000	4,758,844
Southern National Bancorp of Virginia, Inc. (TSFR3M + 4.21161%) (d)(h)		9.529	01/31/27	2,000,000	1,963,096
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)		5.400	09/01/30	2,000,000	1,873,735
SouthState Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)		5.750	06/01/30	690,000	674,603
Stanley Black & Decker Inc.		6.272	03/06/26	3,000,000	3,000,026
State Street Corp. (TSFR3M + 3.85861%) (d)(g)		9.243	03/15/24	1,703,000	1,702,897
Synchrony Bank		5.400	08/22/25	1,000,000	988,091
Synchrony Financial		4.875	06/13/25	2,576,000	2,534,484
Tapestry, Inc.		7.000	11/27/26	1,000,000	1,026,718
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(h)		5.750	06/15/29	4,000,000	3,920,780
Time Warner Cable Enterprises LLC		8.375	07/15/33	150,000	166,383
Time Warner Inc.		7.700	05/01/32	2,300,000	2,507,364
Toll Brothers Finance Corp.		4.350	02/15/28	3,000,000	2,882,172
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)		7.779	05/15/67	24,423,000	21,370,056
Transverse Insurance Group, LLC (h)		6.000	12/15/26	5,000,000	4,579,990
Trinitas Capital Management, LLC (h)		6.000	07/30/26	3,000,000	2,805,000
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)		5.750	05/15/30	10,775,000	10,133,125
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)		4.800	09/01/24	10,552,000	9,985,606
Truist Financial Corp. (TSFR3M + 3.36361%) (d)(g)		8.748	12/15/24	3,000,000	3,024,078
Universal Insurance Holdings, Inc.		5.625	11/30/26	7,000,000	6,476,038
Upjohn Inc.		2.700	06/22/30	5,850,000	4,920,246
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(h)		9.259	09/01/28	6,000,000	5,787,000
V.F. Corp.		2.400	04/23/25	1,000,000	958,414
V.F. Corp.		2.800	04/23/27	2,000,000	1,819,038
Valley National Bancorp		4.550	06/30/25	8,000,000	7,764,525
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then TSFR3M + 4.365%) (d)(h)		5.750	11/15/29	9,000,000	8,610,946
Waypoint Residential LLC (h)(k)		13.000	12/15/26	10,000,000	10,111,390
Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)		4.000	12/30/29	9,700,000	8,822,315
WEC Energy Group, Inc. (TSFR3M + 2.37411%) (d)		7.681	05/15/67	570,000	542,911
Wingspire Equipment Finance LLC (h)		6.000	06/30/26	6,000,000	5,695,807
Zions Bancorp		3.250	10/29/29	9,092,000	7,374,875

Residential Mortgage-Backed Securities - 0.0% ^					123,889
Hawaii Housing Finance & Development Corp.		2.600	07/01/37	141,458	123,889

Taxable Municipal Bonds - 0.0% ^					315,181
Summit County OH Development Finance Authority		6.250	05/15/26	315,000	315,181

U.S. Government & Agency Securities - 0.4%					4,973,047
U.S. Treasury Bonds		4.500	11/30/24	5,000,000	4,973,047

U.S. Government Agency Mortgage-Backed Securities - 2.9%					36,444,324
Fannie Mae Interest Strip, Series 419 C6 (IO)		3.500	05/25/44	2,422,992	361,449
Fannie Mae REMIC, Series 2011-3 KA		5.000	04/25/40	28,431	28,085
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times (SOFR30A + 6.61448%), floor 0.000%, cap 6.500%) (d)		1.064	03/25/42	5,279,050	573,996
Fannie Mae REMIC, Series 2013-7 EI (IO)		3.000	10/25/40	1,871,289	53,544
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times (SOFR30A + 6.26448%), floor 0.000%, cap 6.150%) (d)		0.714	03/25/43	1,764,966	146,178
Fannie Mae REMIC, Series 2013-29 AI (IO)		2.500	04/25/28	1,143,177	38,144
Fannie Mae REMIC, Series 2013-31 IH (IO)		3.500	02/25/43	1,162,862	66,135
Fannie Mae REMIC, Series 2013-38 CI (IO)		3.000	04/25/28	2,959,637	106,055
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times (SOFR30A + 5.28448%), floor 0.000%, cap 5.170%) (d)(e)		0.000	09/25/43	7,085,414	857,721
Fannie Mae REMIC, Series 2016-64 CI (IO)		3.500	07/25/43	818,381	72,043
Fannie Mae REMIC, Series 2019-44 IP (IO)		4.000	09/25/46	608,448	32,088
Fannie Mae REMIC, Series 2020-63 KG		2.500	09/25/50	2,289,980	1,961,926
Fannie Mae REMIC, Series 2020-88 Z		2.000	12/25/50	2,646,726	1,378,502
Fannie Mae REMIC, Series 2020-94 HC		1.000	01/25/51	25,142	20,851
Fannie Mae REMIC, Series 2021-72 UZ		2.000	10/25/51	2,288,003	958,342
Freddie Mac REMIC, Series 4109 AI (IO)		3.000	07/15/31	2,787,287	61,088
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)(e)		0.000	10/15/42	4,310,747	199,288
Freddie Mac REMIC, Series 4136 IH (IO)		3.500	09/15/27	1,036,082	24,970
Freddie Mac REMIC, Series 4139 EI (IO)		3.000	09/15/31	954,410	21,347
Freddie Mac REMIC, Series 4219 AI (IO)		3.500	01/15/43	756,960	77,744
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times (SOFR30A + 6.81448%), floor 0.000%, cap 6.700%) (d)		1.261	02/15/42	660,267	63,361
Freddie Mac REMIC, Series 4760 IB (IO)		4.000	10/15/42	4,251,768	476,737
Freddie Mac REMIC, Series 5041 JH		1.500	11/25/50	764,874	374,669
Freddie Mac REMIC, Series 5083 ZJ		2.000	03/25/51	3,225,045	1,700,966
Freddie Mac REMIC, Series 5115 CZ		3.000	04/25/51	531,117	303,145
Freddie Mac REMIC, Series 5142 ZH		2.500	09/25/51	1,395,837	783,394
Freddie Mac REMIC, Series 5146 ZY		2.000	07/25/51	3,372,206	1,731,699
Freddie Mac REMIC, Series 5154 ZQ		2.500	10/25/51	4,443,156	2,691,849
Freddie Mac REMIC, Series 5160 TZ		1.500	08/25/50	251,921	93,639
Ginnie Mae Pool, Series 78-2071X		7.000	05/15/33	5,838	5,998
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)		0.225	04/16/53	10,061,120	22,054
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)		0.213	10/16/56	13,462,679	112,380
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)		4.000	03/20/43	1,656,028	66,824
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)		4.000	06/20/44	571,756	11,001
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)		4.000	12/20/48	93,586	1,400
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)		4.000	05/20/49	167,169	14,308
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)		3.500	06/20/49	199,240	26,027
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)		3.500	06/20/49	183,866	10,205
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)		4.000	04/20/49	142,483	3,750
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)		4.000	06/20/49	190,073	6,902
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)		0.616	03/20/48	4,086,008	296,431
Ginnie Mae REMIC Trust, Series 2020-134 BZ		1.000	09/16/50	1,012,061	403,019
Ginnie Mae REMIC Trust, Series 2021-27 ZL		1.000	02/20/51	1,635,887	668,448
Ginnie Mae REMIC Trust, Series 2021-66 PU		1.000	04/20/51	389,458	314,602
Ginnie Mae REMIC Trust, Series 2021-130 CZ		3.000	07/20/51	2,574,756	1,771,694
Ginnie Mae REMIC Trust, Series 2021-131 MZ		2.000	07/20/51	1,212,582	587,784
Ginnie Mae REMIC Trust, Series 2021-136 EZ		2.500	08/20/51	4,320,431	2,704,853
Ginnie Mae REMIC Trust, Series 2021-136 KZ		2.000	08/20/51	6,916,063	3,997,694
Ginnie Mae REMIC Trust, Series 2021-136 QZ		2.000	08/20/51	3,256,747	1,833,095
Ginnie Mae REMIC Trust, Series 2021-139 ZJ		2.500	08/20/51	2,184,486	1,341,600
Ginnie Mae REMIC Trust, Series 2021-142 MZ		2.000	08/20/50	720,968	357,674
Ginnie Mae REMIC Trust, Series 2021-154 AZ		2.500	09/20/51	3,371,057	2,092,696
Ginnie Mae REMIC Trust, Series 2021-154 PZ		2.500	09/20/51	3,079,271	1,841,246
Ginnie Mae REMIC Trust, Series 2021-156 NZ		2.000	09/20/51	3,885,170	2,198,873
Ginnie Mae REMIC Trust, Series 2021-158 PU		1.000	09/20/51	1,233,097	494,811

SHORT-TERM INVESTMENTS - 3.5%					44,685,163
(COST $44,691,175)

Money Market Funds - 0.0% ^				Shares	100,000
First American Government Obligations Fund Class X (a)		5.234		100,000	100,000

U.S. Government & Agency Securities - 3.5%				Principal Amount	44,585,163
U.S. Treasury Bills (b)		5.276	03/14/24	5,000,000	4,990,598
U.S. Treasury Bills (b)		5.281	03/28/24	10,000,000	9,960,880
U.S. Treasury Bills (b)		5.307	04/23/24	10,000,000	9,923,474
U.S. Treasury Bills (b)		5.275	05/21/24	5,000,000	4,941,196
U.S. Treasury Bills (b)		5.260	06/06/24	10,000,000	9,859,350
U.S. Treasury Bills (b)		5.241	07/05/24	5,000,000	4,909,665

TOTAL INVESTMENTS - 97.8% (COST $1,486,782,168)					1,254,141,703

NET OTHER ASSETS AND LIABILITIES - 2.2%					28,585,255

NET ASSETS - 100.0%					$1,282,726,958

(a)	Rate shown represents the 7-day yield at February 29, 2024.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at February 29, 2024.
(c)
Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at February 29, 2024.

(d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Non-income producing security.
(f)	Issuer in default on interest and/or principal repayment.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At February 29, 2024, the aggregate value of these securities was $524,512,553, representing 40.89% of net assets.

(i)	Illiquid security at February 29, 2024. At February 29, 2024, the aggregate value of these securities was $11,542,802, representing 0.90% of net assets.
(j)
Level 3 security as described in the accompanying notes.  Securities valued using unadjusted broker quotes from brokers or pricing services.  Such values are based on unobservable inputs. At February 29, 2024, the aggregate value of these securities was $440,000, representing 0.03% of net assets.

(k)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
^	Rounds to 0.0%.

Abbreviations:
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

CDFI	Community Development Financial Institution
DAC	Designated Activity Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2024:
	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$229,643,536	$–	$229,643,536
Commercial mortgage-backed securities	–	219,196,680	–	219,196,680
Convertible bonds	–	–	100,000	100,000
Corporate bonds	–	718,319,883	340,000	718,659,883
Residential mortgage-backed securities	–	123,889	–	123,889
Taxable municipal bonds	–	315,181	–	315,181
U.S. government & agency securities	–	4,973,047	–	4,973,047
U.S. government agency mortgage-backed securities	–	36,444,324	–	36,444,324
Total bonds	–	1,209,016,540	440,000	1,209,456,540
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	44,585,163	–	44,585,163
Total short-term investments	100,000	44,585,163	–	44,685,163
Total investments	$100,000	$1,253,601,703	$440,000	$1,254,141,703

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value. These securities were fair valued as of February 29, 2024 using unadjusted broker quotes from brokers.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2023	$100,000	$340,000	$440,000
Purchases	–	–	–
Sales	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Accrued interest	–	–	–
Transfers into level 3	–	–	–
Transfers out of level 3	–	–	–
Balance as of February 29, 2024	$100,000	$340,000	$440,000

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 29, 2024

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.